ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

7.             ACQUIRED INTANGIBLE ASSETS, NET

The Group’s intangible assets, presented in the following table, arose from the acquisition of Shanghai Ouku on May 24, 2010 and the acquisition of the fashion-focused site business from Ador Inc. on December 31, 2013.

	December 31, 2012				December 31, 2013
	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount
Intangible assets not subject to amortization:
Trademark/Domain Name	$1,010	$—	$(1,010)	$—	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology Platform	90	(90)	—	—	90	(90)	—	—
- Non-compete Agreement	9	(7)	(2)	—	9	(7)	(2)	—
- Customer Base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	—	—	—	—	36	—	—	36
- Members	—	—	—	—	20	—	—	20

	$1,141	$(119)	$(1,022)	$—	$1,407	$(119)	$(1,022)	$266

Due to the recurring losses and lower-than-expected performance of Shanghai Ouku, as of December 31, 2011, the Group performed an impairment assessment of intangible assets of Shanghai Ouku. Based on the assessment, the intangible assets of Shanghai Ouku were fully impaired by $1,022 for the year ended December 31, 2011. The fair value determination of the intangible assets is set out in Note 20.

The amortization expenses incurred for the years ended December 31, 2011, 2012 and 2013 were $53, nil and nil, respectively. The Group expects to record amortization expenses of $17, $17, $17, $5 and nil for the years ended December 31, 2014, 2015, 2016, 2017, and 2018, respectively.